Dec. 30, 2025
American Funds Growth Portfolio | American Funds Growth Portfolio
Investment objective
The fund’s investment objective is to provide long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.09	0.10	0.09	0.12	0.10%	0.01%	0.14	0.14
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.71	1.47	0.71	0.74	0.47	0.38	0.75	1.51

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.20%	none	1.00%
Other expenses	0.12	0.14	0.17	0.12%	0.06%	0.10	0.10%	0.10
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.99	0.76	0.79	0.49	0.43	0.67	0.47	1.47
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.99	0.76	0.79	0.49	0.43	0.62	0.42	1.47

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.21	0.14	0.09	0.14%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.46	1.18	1.01	0.71	0.51	0.43	0.38

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2027. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$643	$250	$321	$76	$48	$39	$424	$254	$101	$326	$81	$50	$44	$411	$43
3 years	789	465	471	237	151	122	581	477	315	487	252	157	138	552	146
5 years	947	803	635	411	263	213	752	824	547	662	439	274	241	705	258
10 years	1,407	1,551	1,110	918	591	480	1,248	1,319	1,213	1,169	978	616	542	1,151	587

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$150	$149	$120	$103	$73	$52	$44	$39		1 year	$150	$154
3 years	465	462	375	322	227	164	138	122		3 years	465	477
5 years	803	797	649	558	395	285	241	213		5 years	803	824
10 years	1,757	1,746	1,432	1,236	883	640	542	480		10 years	1,551	1,319

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$150	$149	$120	$103	$73	$52	$44	$39		1 year	$150	$154
3 years	465	462	375	322	227	164	138	122		3 years	465	477
5 years	803	797	649	558	395	285	241	213		5 years	803	824
10 years	1,757	1,746	1,432	1,236	883	640	542	480		10 years	1,551	1,319

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 23.47% (quarter ended June 30, 2020)

Lowest -19.29% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 17.10%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 — Before taxes	5/18/2012	20.48%	11.25%	10.82%	12.48%
— After taxes on distributions		18.89	10.00	9.57	N/A
— After taxes on distributions and sale of fund shares		13.33	8.76	8.60	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/18/2012	13.33%	9.65%	9.90%	11.70%
C	5/18/2012	18.32	10.14	9.89	11.67
F-1	5/18/2012	20.14	10.94	10.52	12.19
F-3	1/27/2017	20.60	11.35	N/A	12.04
529-A (with maximum sales charge)	5/18/2012	15.94	10.13	10.11	11.85
529-C	5/18/2012	18.27	10.08	10.07	11.81
529-E	5/18/2012	19.91	10.68	10.25	11.90
529-F-1	5/18/2012	20.42	11.16	10.74	12.40
529-F-2	10/30/2020	20.47	N/A	N/A	11.90
529-F-3	10/30/2020	20.55	N/A	N/A	11.97
ABLE-A	7/13/2018	16.08	10.29	N/A	9.67
ABLE-F-2	10/30/2020	20.53	N/A	N/A	12.00
R-1	5/18/2012	19.31	10.14	9.72	11.38
R-2	5/18/2012	19.34	10.16	9.73	11.39
R-2E	8/29/2014	19.64	10.46	10.09	9.67
R-3	5/18/2012	19.84	10.64	10.21	11.87
R-4	5/18/2012	20.17	10.97	10.55	12.22
R-5E	11/20/2015	20.47	11.19	N/A	11.42
R-5	5/18/2012	20.53	11.29	10.87	12.54
R-6	5/18/2012	20.61	11.34	10.93	12.59

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	14.88%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53	4.10	4.80	6.10

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.